EARNINGS (LOSS) PER SHARE - Narrative (Details) shares in Millions			12 Months Ended
	Nov. 17, 2020	Dec. 20, 2017	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Common
Stock split, conversion ratio	1.26	0.1429
Weighted Average
Common
Potentially dilutive option awards excluded from earnings per share calculation (in shares)			2.6	2.0